Segment Information (Capital Expenditures Relating To Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	$ 75.9	$ 81.8	$ 73.7
SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	75.9	81.8	73.5
Operating Segments [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	61.4	67.5	56.5
Operating Segments [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	61.4	67.5	56.5
Operating Segments [Member] | Hardware & Home Improvement [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	15.6	25.5	22.3
Operating Segments [Member] | Hardware & Home Improvement [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	15.6	25.5	22.3
Operating Segments [Member] | Global Pet Supplies [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	24.6	20.2	14.4
Operating Segments [Member] | Global Pet Supplies [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	24.6	20.2	14.4
Operating Segments [Member] | Home and Garden [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	6.4	6.5	6.9
Operating Segments [Member] | Home and Garden [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	6.4	6.5	6.9
Operating Segments [Member] | Home And Personal Care [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	14.8	15.3	12.9
Operating Segments [Member] | Home And Personal Care [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	14.8	15.3	12.9
Corporate [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	14.5	14.3	17.2
Corporate [Member] | SB/RH [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Total capital expenditures	$ 14.5	$ 14.3	$ 17.0